Property, plant and equipment - Summary of Property, plant and equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₨ 538,355		₨ 437,593
Charge for the year	15,628	$ 188	14,032	₨ 12,198
Property, plant and equipment	678,600	8,143	538,355	437,593
Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,881		13,230
Property, plant and equipment	14,225	171	13,881	13,230
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	410,409		402,110
Property, plant and equipment	503,441	6,041	410,409	402,110
Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	93		87
Property, plant and equipment	1,317	16	93	87
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18		30
Property, plant and equipment	18	0	18	30
Office equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44		29
Property, plant and equipment	88	1	44	29
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47		40
Property, plant and equipment	75	1	47	40
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	140		88
Property, plant and equipment	271	3	140	88
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	113,723		21,979
Property, plant and equipment	159,165	$ 1,910	113,723	21,979
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	605,021		490,216	383,255
Additions during the year	309,328		135,048	194,388
Disposals and adjustments during the year	(27,815)		(393)	(7,042)
Capitalised during the year	(126,680)		(19,850)	(80,385)
Property, plant and equipment	759,854		605,021	490,216
Cost | Freehold Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,881		13,230	10,531
Additions during the year	597		710	2,636
Disposals and adjustments during the year	(253)		(59)	63
Property, plant and equipment	14,225		13,881	13,230
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	476,679		454,431	361,853
Additions during the year	134,988		22,383	99,101
Disposals and adjustments during the year	(27,544)		(135)	(6,523)
Property, plant and equipment	584,123		476,679	454,431
Cost | Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	130		115	77
Additions during the year	1,271		15	38
Property, plant and equipment	1,401		130	115
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	143		135	135
Additions during the year	6		8
Property, plant and equipment	149		143	135
Cost | Office equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	113		84	74
Additions during the year	69		32	16
Disposals and adjustments during the year	(6)		(3)	(6)
Property, plant and equipment	176		113	84
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	91		77	65
Additions during the year	40		15	13
Disposals and adjustments during the year	(2)		(1)	(1)
Property, plant and equipment	129		91	77
Cost | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	261		165	115
Additions during the year	235		101	51
Disposals and adjustments during the year	(10)		(5)	(1)
Property, plant and equipment	486		261	165
Cost | Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	113,723		21,979	10,405
Additions during the year	172,122		111,784	92,533
Disposals and adjustments during the year	0		(190)	(574)
Capitalised during the year	(126,680)		(19,850)	(80,385)
Property, plant and equipment	159,165		113,723	21,979
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	66,666		52,623	41,219
Charge for the year	15,628		14,032	12,198
Depreciation capitalised during the year	369		20	31
Disposals and adjustments during the year	(1,409)		(9)	(825)
Property, plant and equipment	81,254		66,666	52,623
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	66,270		52,320	40,988
Charge for the year	15,526		13,950	12,148
Depreciation capitalised during the year	283		1	4
Disposals and adjustments during the year	(1,397)		(1)	(820)
Property, plant and equipment	80,682		66,270	52,320
Accumulated depreciation | Building
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	37		28	21
Charge for the year	15		9	7
Depreciation capitalised during the year	32
Property, plant and equipment	84		37	28
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	125		105	78
Charge for the year	4		15	18
Depreciation capitalised during the year	2		5	9
Property, plant and equipment	131		125	105
Accumulated depreciation | Office equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	69		56	45
Charge for the year	17		13	9
Depreciation capitalised during the year	6		3	6
Disposals and adjustments during the year	(4)		(3)	(4)
Property, plant and equipment	88		69	56
Accumulated depreciation | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44		36	28
Charge for the year	8		7	6
Depreciation capitalised during the year	2		1	2
Disposals and adjustments during the year			0
Property, plant and equipment	54		44	36
Accumulated depreciation | Computers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	121		78	59
Charge for the year	58		38	10
Depreciation capitalised during the year	44		10	10
Disposals and adjustments during the year	(8)		(5)	(1)
Property, plant and equipment	₨ 215		₨ 121	₨ 78